                                 KINETICS MUTUAL
                                   FUNDS, INC.







                       [KINETICS MUTUAL FUNDS, INC. LOGO]



                                THE INTERNET FUND
                                THE MEDICAL FUND






                                  ANNUAL REPORT

                                DECEMBER 31, 1999




                              www.kineticsfunds.com

Dear Fellow Shareholders:

We are pleased to present our annual report highlighting the financial performance of The Internet Fund and The Medical Fund. In addition, we are proud to inform you that The Internet Fund was awarded a five-star overall rating by Morningstar and that it was named the number one performing mutual fund by Lipper, Inc. among all equity funds for the three-year period ending December 31, 1999. The Medical Fund, which was introduced on September 30, 1999, performed well during its brief history, providing a total return of 33.50% from inception through December 31, 1999. We will strive to continue to provide Kinetics Funds shareholders, who now number over 100,000, with superior investment returns.

During 1999, investors continued to recognize the vast and seemingly endless potential of the Internet, as reflected by The Internet Fund's return of 216.50% for the year. Looking forward, we believe we have identified some very promising investment opportunities, most notably in the field of wireless communications. In our opinion, mobile devices will ultimately become the leading method by which individuals and corporations access the Internet, retrieve time-sensitive data, and conduct e-commerce. We believe the opportunities in this segment of the Internet industry are reminiscent of those available during the earliest days of Internet investing. Consequently, capital inflow into the companies that participate in this field should result in substantially higher valuations. However, as is the case with any investment sector, there will undoubtedly be periods of volatile share prices. Our defenses against such volatility include the purchase of financially sound companies and maintaining a long-term perspective.

The excellent performance of The Medical Fund reflects the incredible advances that are being made on a daily basis in the understanding of cellular immunology and human genetic structure. The manner in which human illness will be treated and cured will change enormously over the next five to ten years. More treatments will come to the market than ever before and we believe these will be far more effective than anything ever achieved by the medical community. The availability of good health for the world's population is arguably one of the greatest profit opportunities ever presented to the investment community. Through its ownership positions in leading companies, The Medical Fund should continue to prosper.

Finally, to enhance communications with our shareholders and with prospective investors, we are pleased to announce the introduction of our new website www.kineticsfunds.com. It provides a broad array of information, including portfolio holdings, investment commentary, newsflashes, performance data and on-line access to account information.

We thank you for your confidence and look forward to continuing to provide you with products and services that will assist you in achieving your investment goals.

Steven R. Samson                                Peter B. Doyle
President                                       Chief Investment Strategist
Kinetics Mutual Funds, Inc.                     Kinetics Asset Management, Inc.


Disclosure
----------
The Kinetics family of seven 100% no load mutual funds, includes: The Internet Fund (Morningstar overall rated 5 stars among 3,469 domestic equity funds for the 3 year period ending 12/31/99 and Lipper ranked #1 out of all 5,843 equity mutual funds for the same period), The Internet Infrastructure Fund, The Internet Emerging Growth Fund, The Internet Global Growth Fund, The Internet New Paradigm Fund, The Medical Fund and The Kinetics Government Money Market Fund.

                               Internet                     Russel                    S&P 500
       October-96                    $10,000.00                $10,000.00                 $10,000.00
      December-96                     $9,420.00                $10,520.00                 $10,480.00
         March-97                     $7,420.00                 $9,976.00                 $10,761.00
          June-97                     $8,780.00                $11,593.00                 $12,640.00
     September-97                    $11,020.00                $13,318.00                 $13,586.00
      December-97                    $10,620.00                $12,872.00                 $13,976.00
         March-98                    $13,700.00                $14,167.00                 $15,926.00
          June-98                    $19,000.00                $13,507.00                 $16,452.00
     September-98                    $17,140.00                $10,785.00                 $14,815.00
      December-98                    $31,450.53                $12,544.00                 $17,970.00
         March-99                    $60,720.34                $11,864.00                 $18,865.00
          June-99                    $67,002.44                $13,709.00                 $20,195.00
     September-99                    $59,259.85                $12,843.00                 $18,935.00
      December-99                    $99,541.54                $15,211.00                 $21,752.00





As of                  The Internet       S&P 500 Index       Russell
12/31/99                   Fund                             2000 Index
================================================================================
One Year                  216.50%            21.05%            21.26%          .
-------------------------------------------------------------------------------
Three Years               119.44%            27.56%            13.08%          .
--------------------------------------------------------------------------------
Since Inception
10/21/96                  105.18%            27.52%            14.02%          .
-------------------------------------------------------------------------------

How a $10,000 Investment Has Grown:

The chart above shows the growth of a $10,000 investment in the Fund as compared to the performance of two representative market indices. The table below the chart shows the average annual total returns on an investment over the period. The annual returns assume the reinvestment of all dividends and distributions. Past performance is not predicative of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.
================================================================================

S&P 500 Index- The S&P 500 is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The S&P 500 is unmanaged and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund. The securities that comprise the S&P 500 may differ substantially from the securities in the Fund's portfolio. It is not possible to directly invest in an index.

Russell 2000 Index- The Russell 2000 is composed of the 2,000 smallest stocks in the Russell 3000, a market value weighted index of the 3,000 largest U.S. publicly-traded companies. The Russell 2000 does not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund. The securities that comprise the Russell 2000 may differ substantially from the securities in the Fund's portfolio. It is not possible to directly invest in an index.

The Fund participates in the Initial Public Offering ("IPO") market, and a portion of the Fund's returns are attributable to its investments in IPOs, which have a magnified impact due to the Fund's relatively small asset base. There is no guarantee that as the Fund's assets grow, it will continue to experience substantially similar performance by investing in IPOs.


                              Medical                    Russel                   S&P 500
     September-99             $10,000.00                $10,002.00              $10,000.00
       October-99             $10,490.00                $10,041.00              $10,633.00
      November-99             $11,390.00                $10,640.00              $10,849.00
      December-99             $13,350.00                $11,845.00              $11,488.00



As of                   The Medical        S&P 500 Index        Russell
12/31/99                   Fund                               2000 Index
================================================================================
Since Inception
09/30/99                  33.50%               14.88%            18.44%        .
--------------------------------------------------------------------------------

How a $10,000 Investment Has Grown:

The chart above shows the growth of a $10,000 investment in the Fund as compared to the performance of two representative market indices. The table below the chart shows the average annual total returns on an investment over the period. The annual returns assume the reinvestment of all dividends and distributions and reflect fee waivers in effect. In the absence of fee waivers, total return would be reduced. Past performance is not predicative of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.
================================================================================

S&P 500 Index- The S&P 500 is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The S&P 500 is unmanaged and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund. The securities that comprise the S&P 500 may differ substantially from the securities in the Fund's portfolio. It is not possible to directly invest in an index.

Russell 2000 Index- The Russell 2000 is composed of the 2,000 smallest stocks in the Russell 3000, a market value weighted index of the 3,000 largest U.S. publicly-traded companies. The Russell 2000 does not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund. The securities that comprise the Russell 2000 may differ substantially from the securities in the Fund's portfolio. It is not possible to directly invest in an index.

The Fund participates in the Initial Public Offering ("IPO") market, and a portion of the Fund's returns are attributable to its investments in IPOs, which have a magnified impact due to the Fund's relatively small asset base. There is no guarantee that as the Fund's assets grow, it will continue to experience substantially similar performance by investing in IPOs.

-------------------------------------------------------------------------------------------------------------------------------
KINETICS MUTUAL FUNDS, INC.
Schedule of Investments - December 31, 1999
THE INTERNET FUND
-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 92.7%**                                                               SHARES                    VALUE
-------------------------------------------------------------------------------------------------------------------------------
ACCESS/BROADBAND - 7.9%**
Advanced Radio Telecom Corporation*                                                          25,000                   $600,000
America Online, Inc.*                                                                        20,000                  1,508,750
Broadwing, Inc.*                                                                            214,597                  7,913,257
Next Level Communications, Inc.*                                                              4,500                    336,938
PSINet, Inc.*                                                                               220,900                 13,640,575
StarMedia Network, Inc.*                                                                    256,000                 10,256,000
Teligent, Inc. - Class A*                                                                    20,000                  1,235,000
UnitedGlobalCom, Inc. - Class A*                                                            795,000                 56,146,875
                                                                                                                  ------------
                                                                                                                    91,637,395
-------------------------------------------------------------------------------------------------------------------------------
E-COMMERCE - 6.5%**
Catalina Marketing Corporation*                                                              70,000                  8,102,500
eBAY, Inc.*                                                                                   7,000                    876,312
Expedia, Inc. - Class A*                                                                        400                     14,000
Harte-Hanks, Inc.                                                                           123,000                  2,675,250
SciQuest.com, Inc.*                                                                           4,750                    377,625
TMP Worldwide, Inc.*                                                                        275,000                 39,050,000
Valassis Communications, Inc.*                                                               90,000                  3,802,500
24/7 Media, Inc.*                                                                           360,000                 20,250,000
                                                                                                                  ------------
                                                                                                                    75,148,187
-------------------------------------------------------------------------------------------------------------------------------
INFRASTRUCTURE - 25.8%**
Charter Communications, Inc. - Class A*                                                      40,000                    875,000
Commonwealth Telephone Enterprises, Inc.*                                                   465,800                 24,629,175
Commonwealth Telephone Enterprises, Inc. - Class B*                                           3,100                    177,475
CoreComm Limited*                                                                           270,000                 16,031,250
Exodus Communications, Inc.*                                                                600,000                 53,287,500
Global Crossing Limited*                                                                    498,150                 24,907,500
Globix Corporation*                                                                          60,000                  3,600,000
Leap Wireless International, Inc.*                                                           30,000                  2,355,000
Level 3 Communications, Inc.*                                                                30,300                  2,480,813
Lynch Interactive Corporation*                                                                5,500                    549,313
Millicom International Cellular S.A.*                                                        66,000                  4,116,750
NetCom AB ADR*                                                                               42,000                  3,013,500
NTL Incorporated*                                                                           380,000                 47,405,000
Pacific Gateway Exchange, Inc.*                                                             240,000                  4,095,000
Pac-West Telecomm, Inc.*                                                                     14,450                    382,925
Qwest Communications International, Inc.*                                                   252,500                 10,857,500
RCN Corporation*                                                                          1,050,000                 50,925,000
Rostelecom ADR*                                                                             340,000                  5,737,500
Telephone and Data Systems, Inc.                                                            259,000                 32,634,000
Vimpel-Communications ADR*                                                                  273,000                 12,182,625
                                                                                                                  ------------
                                                                                                                   300,242,826
-------------------------------------------------------------------------------------------------------------------------------

                     See Notes to the Financial Statements.

-------------------------------------------------------------------------------------------------------------------------------
KINETICS MUTUAL FUNDS, INC.
Schedule of Investments - December 31, 1999
THE INTERNET FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                                                             Shares                   Value
-------------------------------------------------------------------------------------------------------------------------------
INTERNET TECHNOLOGY/SOFTWARE - 15.4%**
Banyan Systems Incorporated*                                                                890,000                $17,800,000
BARRA, Inc.*                                                                                192,100                  6,099,175
Broadcom Corporation*                                                                       140,000                 38,132,500
Citrix Systems, Inc.*                                                                        33,000                  4,059,000
Cognizant Technology Solutions Corporation*                                                 200,900                 21,960,881
Gemstar International Group Limited*                                                        400,000                 28,500,000
Harris Interactive, Inc.*                                                                     4,000                     52,250
IMS Health Incorporated                                                                      45,000                  1,223,437
Inktomi Corporation*                                                                        364,000                 32,305,000
Intuit, Inc.*                                                                               265,000                 15,883,437
Macromedia, Inc.*                                                                            50,000                  3,656,250
Media Metrix, Inc.*                                                                           7,000                    250,250
Mediaplex, Inc.*                                                                             10,000                    627,500
National Information Consortium, Inc.*                                                       15,000                    480,000
NetRatings, Inc.*                                                                            12,000                    577,500
RealNetworks, Inc.*                                                                          60,000                  7,218,750
Red Hat, Inc.*                                                                                1,000                    211,250
Xpedior Incorporated*                                                                         1,500                     43,125
                                                                                                                  ------------
                                                                                                                   179,080,305
-------------------------------------------------------------------------------------------------------------------------------
MEDIA CONTENT - 14.8%**
About.com, Inc.*                                                                            200,000                 17,950,000
AdForce, Inc.*                                                                               57,100                  4,075,512
AT&T Corp. - Liberty Media Group - Class A *                                              1,140,000                 64,695,000
AT&T Corp. - Liberty Media Group - Class B *                                                  2,000                    137,500
Bell & Howell Company*                                                                       17,000                    540,812
CNET, Inc.*                                                                                  45,000                  2,553,750
DoubleClick, Inc.*                                                                          100,000                 25,306,250
Getty Images, Inc.*                                                                          85,000                  4,154,375
GoTo.com, Inc.*                                                                              49,000                  2,878,750
MarketWatch.com, Inc.*                                                                      280,000                 10,220,000
Meredith Corporation                                                                         10,000                    416,875
NBC Internet, Inc. - Class A*                                                               415,700                 32,112,825
Penton Media, Inc.                                                                          255,000                  6,120,000
PRIMEDIA, Inc.*                                                                              75,000                  1,237,500
                                                                                                                  ------------
                                                                                                                   172,399,149
-------------------------------------------------------------------------------------------------------------------------------

                     See Notes to the Financial Statements.

-------------------------------------------------------------------------------------------------------------------------------
KINETICS MUTUAL FUNDS, INC.
Schedule of Investments - December 31, 1999
THE INTERNET FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                                                           Shares                   Value
-------------------------------------------------------------------------------------------------------------------------------
PORTALS - 5.3%**
Lycos, Inc.*                                                                                286,800                $22,818,525
Yahoo!, Inc.*                                                                                90,059                 38,967,404
                                                                                                                  ------------
                                                                                                                    61,785,929
-------------------------------------------------------------------------------------------------------------------------------
VENTURE CAPITAL - 17.0%**
CMGI,  Inc.*                                                                                240,000                 66,450,000
Comdisco, Inc.                                                                              925,000                 34,456,250
Eshed Robotec Limited*                                                                       81,100                    108,978
Knight/Trimark Group, Inc. - Class A*                                                        75,000                  3,450,000
London Pacific Group Limited ADR                                                             70,900                  2,552,400
Pacific Century CyberWorks Limited*                                                       6,000,000                 14,700,000
Safeguard Scientifics, Inc.*                                                                411,000                 66,607,688
SOFTBANK CORP.*                                                                              10,000                  9,554,980
                                                                                                                  ------------
                                                                                                                   197,880,296
-------------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCK (COST $601,250,728)                                                                           1,078,174,087
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                          PRINCIPAL
SHORT-TERM INVESTMENTS - 7.6%**                                                              AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES - 2.5%**
Firstar Institutional Money Market Fund (cost $28,616,568)                              $28,616,568                $28,616,568
-------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 5.1%**
U.S. Treasury Bill
          4.590%, 2/03/2000                                                              30,000,000                 29,873,775
          5.055%, 2/24/2000                                                              30,000,000                 29,772,525
                                                                                                                  ------------
Total U.S. Treasury obligations (cost $59,646,300)                                                                  59,646,300
-------------------------------------------------------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS (COST $88,262,868)                                                                     88,262,868
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.3%** (COST $689,513,596)                                                                $1,166,436,955
                                                                                                                ==============


   *    Non-income producing security.

  **    Calculated as a percentage of net assets.

 ADR -- American Depository Receipts

                     See Notes to the Financial Statements.

================================================================================
Kinetics Mutual Funds, Inc.
Schedule of Options Written - December 31, 1999
THE INTERNET FUND
--------------------------------------------------------------------------------

WRITTEN OPTION CONTRACTS                                     CONTRACTS            VALUE
-----------------------------------------------------------------------------------------
PSINet, Inc. - Call
          Expiring January 2000 at 45                          500              $ 843,750
                                                                                ---------

TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED $448,485)                              $ 843,750
                                                                                =========

--------------------------------------------------------------------------------------------------------------------------
KINETICS MUTUAL FUNDS, INC.
Schedule of Investments - December 31, 1999
THE MEDICAL FUND
--------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 95.0%                                                                SHARES                  VALUE
--------------------------------------------------------------------------------------------------------------------------
BIOMEDICAL - 56.0%
Amgen, Inc.*                                                                                 5,000               $300,312
Biogen, Inc.*                                                                                3,400                287,300
Biomira, Inc.*                                                                              20,000                 78,750
Bio-Technology General Corporation*                                                          9,500                144,875
Cell Genesys, Inc.*                                                                          1,225                 15,695
Cell Pathways, Inc.*                                                                         4,000                 37,000
Chiron Corporation*                                                                          5,000                211,875
Coulter Pharmaceutical, Inc.*                                                                2,000                 45,375
EntreMed, Inc.*                                                                              4,000                102,500
Genentech, Inc.*                                                                             2,240                301,280
Genzyme Corporation*                                                                         4,500                202,500
Human Genome Sciences, Inc.*                                                                 1,800                274,725
IDEC Pharmaceuticals Corporation*                                                            6,200                609,150
ILEX Oncology, Inc.*                                                                         4,500                108,562
ImClone Systems Incorporated*                                                                  825                 32,691
Immunex Corporation*                                                                         2,800                306,600
Medarex, Inc.*                                                                               4,000                149,000
Millennium Pharmaceuticals, Inc.*                                                            1,574                192,028
NeoRx Corporation*                                                                           6,000                 24,375
Onyx Pharmaceuticals, Inc.*                                                                  4,500                 45,000
Progenics Pharmaceuticals, Inc.*                                                             1,200                 58,650
Ribozyme Pharmaceuticals, Inc.*                                                              2,500                 26,250
SuperGen, Inc.*                                                                              2,000                 58,750
Targeted Genetics Corporation*                                                               6,000                 23,625
The Liposome Company, Inc.*                                                                 13,000                158,640
Tularik, Inc.*                                                                               1,000                 32,375
Vical Incorporated*                                                                          2,000                 59,875
                                                                                                      --------------------
                                                                                                                3,887,758
--------------------------------------------------------------------------------------------------------------------------

MEDICAL LABS/TESTING SERVICES - 4.0%
IMPATH, Inc.*                                                                               11,000                279,813
                                                                                                      --------------------

                     See Notes to the Financial Statements.

-------------------------------------------------------------------------------------------------------------------------------
KINETICS MUTUAL FUNDS, INC.
Schedule of Investments - December 31, 1999
THE MEDICAL FUND                                                                           Shares                Value
-------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 34.4%
Abbott Laboratories                                                                          2,800               $101,675
ALZA Corporation*                                                                            2,500                 86,562
American Home Products Corporation                                                           3,000                118,313
AstraZeneca Group PLC ADR                                                                    2,500                104,375
BioChem Pharma, Inc.*                                                                        7,000                152,250
Bristol-Myers Squibb Company                                                                 4,500                288,844
Eli Lilly and Company                                                                        2,500                166,250
Glaxo Wellcome PLC ADR                                                                       2,500                139,687
Johnson & Johnson                                                                            2,000                186,250
MedImmune, Inc.*                                                                             1,300                215,638
Merck & Co., Inc.                                                                            2,500                167,656
MGI Pharma, Inc.*                                                                           10,000                119,375
Pfizer, Inc.                                                                                 3,000                 97,313
Pharmacia & Upjohn, Inc.                                                                     2,100                 94,500
Roche Holding AG ADR                                                                         1,500                177,107
Schering-Plough Corporation                                                                  1,800                 75,938
SmithKline Beecham PLC ADR                                                                   1,500                 96,656
                                                                                                      --------------------
                                                                                                                2,388,389
--------------------------------------------------------------------------------------------------------------------------

THERAPEUTICS - 0.6%
Theragenics Corporation*                                                                     4,500                 40,781
                                                                                                      --------------------

TOTAL COMMON STOCK (COST $5,519,547)                                                                            6,596,741
--------------------------------------------------------------------------------------------------------------------------

                     See Notes to the Financial Statements.

--------------------------------------------------------------------------------------------------------------------------
KINETICS MUTUAL FUNDS, INC.
Schedule of Investments - December 31, 1999
THE MEDICAL FUND
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL
VARIABLE RATE DEMAND NOTES** - 14.1%                                                        AMOUNT                  VALUE
--------------------------------------------------------------------------------------------------------------------------

Firstar Bank, NA, 6.2400%                                                                 $337,428               $337,428
General Mills, Inc., 6.0950%                                                               310,000                310,000
Wisconsin Corporate Central Credit Union, 6.1600%                                          269,785                269,785
Wisconsin Electric Power Company, 6.0432%                                                   60,886                 60,887
                                                                                                      --------------------
TOTAL VARIABLE RATE DEMAND NOTES (COST $978,100)                                                                  978,100
--------------------------------------------------------------------------------------------------------------------------


TOTAL INVESTMENTS - 109.1% (COST $6,497,647)                                                                    7,574,841

OTHER LIABILITIES IN EXCESS OF ASSETS - (9.1%)                                                                  (631,283)
                                                                                                      --------------------

TOTAL NET ASSETS - 100.0%                                                                                      $6,943,558
                                                                                                      ====================



   *     Non-income producing security.

  ** Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 1999.

 ADR --American Depository Receipts.

                     See Notes to the Financial Statements.

Kinetics Mutual Funds, Inc.
Statement of Assets and Liabilities
December 31, 1999
--------------------------------------------------------------------------------

                                                                                          THE INTERNET        THE MEDICAL
                                                                                              FUND                FUND
                                                                                         ---------------      -----------
Assets:
      Investments, at value*                                                             $ 1,166,436,955      $7,574,841
      Cash                                                                                            --          14,525
      Receivable from Adviser                                                                         --          15,463
      Receivable for Fund shares sold                                                         16,192,867         128,690
      Interest receivable                                                                        202,942           1,837
      Dividends receivable                                                                        10,800             517
      Prepaid expenses                                                                            31,265              16
                                                                                         ---------------      ----------
             Total assets                                                                  1,182,874,829       7,735,889
                                                                                         ---------------      ----------

LIABILITIES:
      Payable to Adviser                                                                       1,019,934           5,130
      Payable for Service Fee                                                                    203,987           1,026
      Written options, at value (Premiums received of $448,485 and $0, respectively)             843,750              --
      Payable for investments purchased                                                       14,109,036         717,779
      Payable for Fund shares repurchased                                                      2,860,733          60,018
      Dividends payable                                                                               46              --
      Accrued expenses and other liabilities                                                     740,587           8,378
                                                                                         ---------------      ----------
             Total liabilities                                                                19,778,073         792,331
                                                                                         ---------------      ----------
             Total Net Assets                                                            $ 1,163,096,756      $6,943,558
                                                                                         ===============      ==========
NET ASSETS CONSIST OF:
      Paid in capital                                                                    $   731,928,666      $5,859,552
      Undistributed net realized gain (loss) on investments                                  (45,360,004)          6,812
      Net unrealized appreciation (depreciation) on:
             Investments                                                                     476,923,359       1,077,194
             Written options                                                                    (395,265)             --
                                                                                         ---------------      ----------
             Total Net Assets                                                            $ 1,163,096,756      $6,943,558
                                                                                         ===============      ==========

      Shares outstanding
             (1,000,000,000 shares authorized, $ 0.001 par value)                             23,388,813         519,980

      Net Asset Value, Redemption Price and Offering Price Per Share                     $         49.73      $    13.35
                                                                                         ===============      ==========

* Cost of Investments                                                                    $   689,513,596      $6,497,647
                                                                                         ===============      ==========

                     See Notes to the Financial Statements.

Kinetics Mutual Funds, Inc.
Statement of Operations
Period Ended December 31, 1999
--------------------------------------------------------------------------------

                                                                   THE INTERNET       THE MEDICAL
                                                                       FUND               FUND
                                                                   -------------      -----------
INVESTMENT INCOME:
      Dividends                                                    $      97,890      $     1,206
      Interest                                                         3,734,110            3,737
      Other                                                                1,409               --
                                                                   -------------      -----------
           Total investment income                                     3,833,409            4,943
                                                                   -------------      -----------


EXPENSES:
      Investment advisory fee                                          6,753,133            8,280
      Service fee                                                        766,954            1,656
      Transfer agent fees and expenses                                 1,334,813           14,752
      Legal fees                                                         355,489            1,662
      Administration fee                                                 616,704              994
      Registration fees                                                  201,438            1,494
      Audit fees                                                          66,462              416
      Custodian fees and expenses                                         87,449            5,251
      Fund accounting fees                                                57,275            4,728
      Reports to shareholders                                            519,875              276
      Insurance expense                                                   26,519               92
      Directors' fees and expenses                                        41,007               62
                                                                   -------------      -----------
           Total expenses                                             10,827,118           39,663
      Less, expense reimbursement                                             --          (26,415)
                                                                   -------------      -----------
           Net expenses                                               10,827,118           13,248
                                                                   -------------      -----------
Net investment loss                                                   (6,993,709)          (8,305)
                                                                   -------------      -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
      Net realized gain (loss) on investments                        (45,349,047)           6,812
      Net change in unrealized appreciation (depreciation) on:
           Investments                                               472,165,135        1,077,194
           Written Options                                              (395,265)              --
                                                                   -------------      -----------
           Net realized and unrealized gain on investments           426,420,823        1,084,006
                                                                   -------------      -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:              $ 419,427,114      $ 1,075,701
                                                                   =============      ===========

                     See Notes to the Financial Statements.

Kinetics Mutual Funds, Inc.
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                    THE INTERNET FUND            THE MEDICAL FUND
                                                                           ------------------------------------  -----------------
                                                                               YEAR ENDED        YEAR ENDED        PERIOD ENDED
                                                                           DECEMBER 31, 1999  DECEMBER 31, 1998  DECEMBER 31, 1999
                                                                           -----------------  -----------------  -----------------
Operations:
       Net investment loss                                                  ($    6,993,709)     ($    90,058)     ($    8,305)
       Net realized gain (loss) on investments                                  (45,349,047)          632,132            6,812
       Net change in unrealized appreciation of investments and options         471,769,870         4,751,175        1,077,194
                                                                            ---------------      ------------      -----------
            Net increase in net assets resulting from operations                419,427,114         5,293,249        1,075,701
                                                                            ---------------      ------------      -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
       Net realized gain on investments                                            (543,455)           (8,316)              --
                                                                            ---------------      ------------      -----------
            Total dividends and distributions                                      (543,455)           (8,316)              --
                                                                            ---------------      ------------      -----------
CAPITAL SHARE TRANSACTIONS:
       Net proceeds from shares sold                                          1,458,349,629        22,532,887        6,388,440
       Reinvestment of distributions                                                506,413             7,974               --
       Cost of shares redeemed                                                 (736,801,628)       (5,816,862)        (620,583)
                                                                            ---------------      ------------      -----------
            Net increase in net assets from capital share transactions          722,054,414        16,723,999        5,767,857
                                                                            ---------------      ------------      -----------
Total increase in net assets                                                  1,140,938,073        22,008,932        6,843,558
NET ASSETS:
       Beginning of period                                                       22,158,683           149,751          100,000
                                                                            ---------------      ------------      -----------
       End of period *                                                      $ 1,163,096,756      $ 22,158,683      $ 6,943,558
                                                                            ===============      ============      ===========

*  Including undistributed net investment loss of:                          ($    6,993,709)     ($    90,069)     ($    8,305)
                                                                            ===============      ============      ===========
CHANGES IN SHARES OUTSTANDING:
       Shares sold                                                               45,293,582         1,814,360          562,970
       Reinvestment of distributions                                                  9,786               525               --
       Shares redeemed                                                          (23,324,386)         (433,255)         (52,990)
                                                                            ---------------      ------------      -----------
            Net increase in shares outstanding                                   21,978,982         1,381,630          509,980
                                                                            ===============      ============      ===========

                     See Notes to the Financial Statements.

================================================================================
KINETICS MUTUAL FUNDS, INC.
Notes to the Financial Statements
December 31, 1999
================================================================================

NOTE 1.

ORGANIZATION: Kinetics Mutual Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act") and was incorporated in the state of Maryland on March 26, 1999. The Company is an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The series presently authorized are The Internet Fund, The Medical Fund, The Internet Emerging Growth Fund, The Internet Infrastructure Fund, The Internet New Paradigm Fund, and The Internet Global Growth Fund (each a "Fund" and collectively, the "Funds"). Each Fund is a "non-diversified" series of the Company pursuant to the 1940 Act. The accompanying financial statements exclude The Internet Emerging Growth Fund, The Internet Infrastructure Fund, The Internet New Paradigm Fund and The Internet Global Growth Fund; financial statements for these Funds are reported on separately. Investment operations of the Funds began on October 21, 1996 (The Internet Fund), September 30, 1999 (The Medical Fund) and December 31, 1999 (The Internet Emerging Growth Fund, The Internet Infrastructure Fund, The Internet New Paradigm Fund and The Internet Global Growth Fund).

The Internet Fund seeks to provide investors with long-term capital growth by investing primarily in the equity securities of domestic and foreign companies engaged in the Internet and Internet-related activities. The Medical Fund seeks to provide investors with long-term capital growth by investing primarily in the equity securities of domestic and foreign companies engaged in medical research, pharmaceutical treatments and related medical technology with an emphasis towards companies engaged in cancer research and drug development. The following is a summary of significant accounting policies followed by the Funds in the preparation of the financial statements.

NOTE 2.

SECURITY VALUATION: Portfolio securities that are listed on a U.S. securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") for which market quotations are readily available are valued at the last quoted sale price as of 4:00 p.m., Eastern time on the day the valuation is made. Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent quoted bid price. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Directors of the Funds.

REPURCHASE AGREEMENTS: Each Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Company's policy that the Fund receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

WRITTEN OPTION ACCOUNTING: The Funds may write (sell) call options for trading purposes. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the average of the current bid and asked price reported on the day of valuation. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for put options or the market value of the instrument underlying the contract, but not less than the strike price, for call options.

FEDERAL INCOME TAXES: It is the Company's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Company intends to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

EXPENSE ALLOCATION: Common expenses incurred by the Funds are allocated among the Funds based upon (i) relative average net assets, (ii) as incurred on a specific identification basis, or (iii) evenly among the Funds, depending on the nature of the expenditure.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.

FINANCIAL STATEMENT PRESENTATION: Certain classifications from prior periods have been restated to conform with the current period presentation.

OTHER: Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified to paid in capital.

NOTE 3.

INVESTMENT ADVISORY AGREEMENTS: The Funds have entered into an investment advisory agreement with Kinetics Asset Management, Inc. (the "Adviser"), whereby the Adviser receives an annual management fee of 1.25% of average daily net assets. The Adviser has voluntarily agreed to pay all operating expenses in excess of the annual rates presented below as applied to each Funds' daily net assets. For the period ended December 31, 1999, the Adviser reimbursed the following expenses:

                                                  The Internet Fund      The Medical Fund
         Annual Advisory Rate                           1.25%                 1.25%
         Annual Cap on Expenses                         2.00%                 2.00%

         Expenses Reimbursed                           $   -               $26,415

The Adviser receives a shareholder servicing fee pursuant to a Shareholder Servicing Agreement in the amount equal to 0.25% of the Fund's average daily net assets. The Adviser is responsible for paying a portion of these shareholder servicing fees to various shareholder servicing agents which have a written shareholder servicing agreement with the Adviser and which perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Fund. During the period ended December 31, 1999, The Internet Fund and The Medical Fund incurred expenses of $766,954 and $1,656, respectively, pursuant to the Shareholder Servicing Agreement.

The Adviser also serves as Administrator to the Funds. Under an Administrative Services Agreement with the Funds, the Adviser is entitled to receive an annual administration fee equal to 0.15% of the Funds' average daily net assets, of which the

Adviser is responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Fund by Firstar. During the period ended December 31, 1999, The Internet Fund and The Medical Fund incurred expenses of $616,704 and $994, respectively, pursuant to the Administrative Services Agreement.

NOTE 4.

SECURITIES TRANSACTIONS: Purchases and sales of investment securities, other than short-term investments and options, for the period ended December 31, 1999 were as follows:

                                Purchases                                    Sales
                      ---------------------------------        ---------------------------------
                      U.S. Government          Other           U.S. Government            Other
                      ---------------    --------------        ---------------      ------------
The Internet Fund            --          $1,053,318,803               --            $417,133,767
The Medical Fund             --              $5,527,297               --                 $14,562

During the period ended December 31, 1999, The Internet Fund wrote the following options:

                                                     Number            Premium
                                                  of Contracts          Amount
                                                  ------------         ---------
Outstanding at the Beginning of Period                    --                 --
Options Written                                         500            $448,485
Options Terminated                                        --                 --
                                                     -------           --------

Outstanding at the End of Period                       500             $448,485

As of December 31, 1999, unrealized appreciation (depreciation) for federal income tax purposes was as follows:

                                           Appreciated       Depreciated
                      Net Appreciation     Securities        Securities
                      ----------------     -----------       -----------
The Internet Fund       $479,010,188      $491,608,270      ($12,598,082)
The Medical Fund        $  1,077,194      $  1,299,057      ($   221,863)

At December 31, 1999, the cost of investments for federal income tax purposes was $687,031,502 and $6,497,647 for The Internet Fund and The Medical Fund, respectively. Any differences between book and tax are due primarily to wash sale losses.

At December 31, 1999, The Internet Fund had accumulated net realized capital loss carryovers of $45,360,004 expiring in 2007. To the extent that the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryover.

NOTE 5.

SPECIAL MEETING OF SHAREHOLDERS, MARCH 29, 1999: A Special Meeting of Shareholders of The Internet Fund (the "Fund"), was held March 29, 1999, at 344 Van Buren Street, North Babylon, New York 11704. As of March 11, 1999, the record date, outstanding shares of the Fund were 9,162,022.494. Holders of 5,886,831.000 shares of the Fund were present at the meeting in person or by proxy, being the holders of a majority of the outstanding shares of the Fund and thus constituting a quorum. The shareholders of the Fund elected to increase the number of authorized shares of Common Stock from 10,000,000 to 50,000,000 shares.

                                             WITHHOLD/       BROKER SHARES
              FOR           AGAINST          ABSTAIN           NOT VOTED
         -------------     ----------        ----------     --------------
         5,873,302.000     13,529.000        0.000          3,275,191.494

CHANGES IN INDEPENDENT ACCOUNTANT: Effective September 1, 1999, the Board of Directors selected the accounting firm of McCurdy & Associates CPA's, Inc. to serve as the Funds' independent certified public accountants for the fiscal year ended December 31, 1999 to fill a vacancy in such position in accordance with
Section 32(a)(2) of the 1940 Act resulting from Lilling & Company LLP's resignation on June 4, 1999. Lilling & Company LLP had served as the Funds' independent certified public accountants for the Funds' fiscal years ended December 31, 1997 and December 31, 1998. Lilling & Company LLP's report of the financial statements of the Funds for the fiscal years ended December 31, 1997 and December 31, 1998 did not contain an adverse opinion or disclaimer of opinion or was not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements with Lilling & Company LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope of procedure during the fiscal years ended December 31, 1997 and December 31, 1998 or for the interim period from January 1, 1999 through the date of their resignation.

The Funds represent that it had not consulted with McCurdy & Associates CPA's, Inc. any time prior to their engagement with respect to the application of accounting principles to a specified transaction, either completed or proposed; or the type of audit opinion that might be rendered on the Funds' financial statements.

SPECIAL MEETING OF SHAREHOLDERS, OCTOBER 20, 1999: A Special Meeting of Shareholders of The Internet Fund (the "Fund"), was held October 20, 1999, at 17 State Street, New York, New York 10004. As of August 25, 1999, the record date, outstanding shares of the Fund were 20,321,988. Holders of 16,234,882 shares of the Fund were present at the meeting in person or by proxy, being the holders of a majority of the outstanding shares of the Fund and thus constituting a quorum. The shareholder voted on five proposals.

 The shareholders elected Directors to the Board of Directors and the ratification of the selection of independent auditors, the adoption of a master-feeder fund structure, a change to permit the Fund to be a non-diversified investment company, and to recognize the Fund as a series of Kinetics Mutual Funds, Inc., a Maryland corporation.

                                                                 WITHHOLD/         BROKER SHARES
                                  FOR           AGAINST          ABSTAIN              NOT VOTED
                               ----------      -----------       -----------       -------------
ELECTION OF BOARD
OF DIRECTORS:

    Joseph E. Breslin          15,326,409            --           908,473                   --
    Kathleen Campbell          15,306,198            --           928,684                   --
    Douglas Cohen              15,322,352            --           912,530                   --
    William J. Graham          15,314,551            --           920,331                   --
    Steven T. Russell          15,319,949            --           914,933                   --
    Steven R. Samson           15,318,204            --           916,678                   --
    Murray Stahl               15,317,044            --           917,838                   --
    John J. Sullivan           15,311,804            --           923,078                   --

RATIFICATION OF THE
SELECTION OF MCCURDY &
ASSOCIATES CPA'S, INC. AS
INDEPENDENT AUDITORS:          15,041,035         328,605         865,242                   --

PERMIT ADOPTION OF A
MASTER-FEEDER FUND
STRUCTURE:                     13,285,717         929,294       1,090,634                929,237

PERMIT THE FUND TO BE
A NON-DIVERSIFIED
INVESTMENT COMPANY:            13,382,859         919,754       1,003,032                929,237

REORGANIZE THE FUND AS
A SERIES OF KINETICS
MUTUAL FUNDS, INC.:            13,628,721         792,179         884,745                929,237

Kinetics Mutual Funds, Inc.
THE INTERNET FUND
Financial Highlights
--------------------------------------------------------------------------------

                                                                           FOR THE YEAR       FOR THE YEAR        FOR THE YEAR
                                                                              ENDED              ENDED                ENDED
                                                                         DECEMBER 31, 1999  DECEMBER 31, 1998   DECEMBER 31, 1997
                                                                         -----------------  -----------------   -----------------
PER SHARE DATA:(5)
Net Asset Value, Beginning of Period                                       $       15.72       $        5.31      $        4.71
                                                                           -------------       -------------      -------------

      Income from Investment Operations:
                Net investment income (loss)                                       (0.30)(4)           (0.08)              0.01
                Net realized and unrealized gain (loss) on investments             34.33               10.50               0.59
                                                                           -------------       -------------      -------------
                Total gain (loss) from investment operations                       34.03               10.42               0.60
                                                                           -------------       -------------      -------------

      Less Distributions:
                From realized gains                                                (0.02)              (0.01)                --
                                                                           -------------       -------------      -------------

Net Asset Value, End of Period                                             $       49.73       $       15.72      $        5.31
                                                                           =============       =============      =============


Total Return                                                                      216.50%             196.14%             12.74%


SUPPLEMENTAL DATA AND RATIOS:
      Net assets, end of period (000's)                                    $   1,163,097       $      22,159      $         150
      Ratio of expenses to average net assets:
                Before expense reimbursement                                        2.00%               3.08%              3.60%
                After expense reimbursement                                         2.00%               3.08%              0.08%
      Ratio of investment income to average net assets:
                Before expense reimbursement                                       (1.29%)             (2.92%)            (3.33%)
                After expense reimbursement                                        (1.29%)             (2.92%)             0.19%
      Portfolio turnover rate                                                         89%                 80%                50%

                                                                          OCTOBER 21, 1996(1)
                                                                               ENDED
                                                                          DECEMBER 31, 1996
                                                                          -----------------
PER SHARE DATA:(5)
Net Asset Value, Beginning of Period                                        $        5.00
                                                                            -------------

      Income from Investment Operations:
                Net investment income (loss)                                         0.02
                Net realized and unrealized gain (loss) on investments              (0.31)
                                                                            -------------
                Total gain (loss) from investment operations                        (0.29)
                                                                            -------------

      Less Distributions:
                From realized gains                                                    --
                                                                            -------------

Net Asset Value, End of Period                                              $        4.71
                                                                            =============


Total Return                                                                        (5.80%)(2)


SUPPLEMENTAL DATA AND RATIOS:
      Net assets, end of period (000's)                                     $         113
      Ratio of expenses to average net assets:
                Before expense reimbursement                                         6.73%(3)
                After expense reimbursement                                          0.21%(3)
      Ratio of investment income to average net assets:
                Before expense reimbursement                                        (4.15%)(3)
                After expense reimbursement                                          2.01% (3)
      Portfolio turnover rate                                                           0%

(1)      Commencement of Operations.

(2)      Not annualized.

(3)      Annualized.

(4) Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent financial reporting and tax differences.

(5) Information presented relates to a share of capital stock outstanding for the entire period.


                     See Notes to the Financial Statements.

      ------------------------------------------------------------------------------------------------------------
      Kinetics Mutual Funds, Inc.
      THE MEDICAL FUND
      Financial Highlights
      ------------------------------------------------------------------------------------------------------------

                                                                                          SEPTEMBER 30, 1999 (1)
                                                                                                THROUGH
                                                                                           DECEMBER 31, 1999
                                                                                         ----------------------

      PER SHARE DATA: (5)
      Net Asset Value, Beginning of Period                                                              $10.00
                                                                                         ----------------------

           Income from Investment Operations:
                    Net investment income loss                                                          (0.02)(4)
                    Net realized and unrealized gain on                                                   3.37
                    investments
                                                                                         ----------------------

                    Total gain from investment operations                                                 3.35
                                                                                         ----------------------

           Less Distributions:
                    From realized gains                                                                      -
                                                                                         ----------------------

      Net Asset Value, End of Period                                                                    $13.35
                                                                                         ======================


      Total Return                                                                                      33.50%(2)


      SUPPLEMENTAL DATA AND RATIOS:
           Net assets, end of period (000's)                                                           $6,944
           Ratio of expenses to average net assets:
                    Before expense reimbursement                                                         5.99%(3)
                    After expense reimbursement                                                          2.00%(3)
           Ratio of investment income to average net assets:
                    Before expense reimbursement                                                       (5.24%)(3)
                    After expense reimbursement                                                        (1.25%)(3)
           Portfolio turnover rate                                                                         1%



       (1) Commencement of Operations.
       (2) Not annualized.
       (3) Annualized.
       (4) Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent financial reporting and tax differences.
       (5) Information presented relates to a share of capital stock outstanding for the entire period.

                     See Notes to the Financial Statements.

                          INDEPENDENT AUDITOR'S REPORT


To The Shareholders and Board of Directors
Kinetics Mutual Funds, Inc.:

We have audited the statements of assets and liabilities, including the portfolios of investments, of The Internet Fund and The Medical Fund (two of the portfolios constituting Kinetics Mutual Funds, Inc.) as of December 31, 1999, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of The Internet Fund and The Medical Fund of Kinetics Mutual Funds, Inc. as of December 31, 1999, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated in conformity with generally accepted accounting principles.




McCurdy & Associates CPA's, Inc.
Westlake, Ohio
January 18, 2000

                           KINETICS MUTUAL FUNDS, INC.

                             1311 Mamaroneck Avenue
                             White Plains, NY 10605




                               INVESTMENT ADVISER,
                           SHAREHOLDER SERVICING AGENT
                                AND ADMINISTRATOR
                         Kinetics Asset Management, Inc.
                             1311 Mamaroneck Avenue
                             White Plains, NY 10605

                             INDEPENDENT ACCOUNTANTS
                        McCurdy & Associates CPA's, Inc.
                               27955 Clemens Road
                               Westlake, OH 44145

                                   DISTRIBUTOR
                        T.O. Richardson Securities, Inc.
                               2 Bridgewater Road
                              Farmington, CT 06032

                               SUB-ADMINISTRATOR,
                               FUND ACCOUNTANT AND
                                 TRANSFER AGENT
                        Firstar Mutual Fund Services, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202

                                    CUSTODIAN
                               Firstar Bank, N.A.
                            615 East Michigan Street
                               Milwaukee, WI 53202



         THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS.